RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 15 - RELATED PARTY TRANSACTIONS

At March 31, 2012 and 2011 the amounts of $2,087 and $2,338 ; respectively, were payable to directors and officers of the Company for routine expense reimbursement. These amounts are unsecured and due on demand.

For the year ended March 31, 2011, the Company received management fees, and lease and royalty revenues from Raft River Energy I LLC of $250,000 and $196,893 ; respectively. For the year ended March 31, 2012, these revenues totalling $640,424 from Raft River Energy I LCC were eliminated during consolidation.

The Company paid directors fees in the amounts of $137,500 and $67,500 for the years ended March 31, 2012 and 2011; respectively.